CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2021
General and administrative expenses	$ 165,253	$ 316,685
Loss from operations	(165,253)	(316,685)
Other income (expense):
Interest earned on marketable securities held in Trust Account	4,979	5,231
Unrealized loss on marketable securities held in Trust Account	(3,545)
Other expense, net	1,434	5,231
Net loss	$ (163,819)	$ (311,454)
Class A Common Stock Subject to Redemption
Other income (expense):
Basic and diluted weighted average shares outstanding	5,094,072	5,092,476
Basic and diluted net income / loss per share	$ 0.00	$ 0.00
Class A Common Stock Not Subject to Redemption
Other income (expense):
Net loss	$ (163,819)	$ (311,454)
Basic and diluted weighted average shares outstanding	2,463,428	2,387,287
Basic and diluted net income / loss per share	$ (0.07)	$ (0.13)